COMMITMENTS - Arrangements with sponsors (Details) € in Thousands	Dec. 31, 2017 EUR (€)
Disclosure of commitments [Line Items]
Minimum purchase obligations	€ 249,370
Due within one year
Disclosure of commitments [Line Items]
Minimum purchase obligations	137,250
Due between one and three years
Disclosure of commitments [Line Items]
Minimum purchase obligations	101,988
Due between three and five years
Disclosure of commitments [Line Items]
Minimum purchase obligations	5,760
Due beyond five years
Disclosure of commitments [Line Items]
Minimum purchase obligations	€ 4,372